Share Based Compensation Plans - Schedule of Employee Stock Option Plan Activity (Details)		12 Months Ended
		Mar. 31, 2019 shares $ / shares	Mar. 31, 2018 shares $ / shares		Mar. 31, 2017 shares $ / shares
IPO India Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares, outstanding at beginning of period | shares		1,624,035	2,108,063		2,196,215
Number of shares, granted | shares			863,320		269,381
Number of shares, exercised | shares		(536,263)	(1,113,160)		(269,553)
Number of shares, forfeited and lapsed | shares		(329,886)	(234,188)		(87,980)
Number of shares, outstanding at ending of period | shares		757,886	1,624,035		2,108,063
Number of shares, exercisable at ending of period | shares		289,002	501,122		911,854
Weighted average exercise price, outstanding at beginning of period | $ / shares	[1]	$ 35.00	$ 35.00		$ 35.17
Weighted average exercise price, granted | $ / shares			10.00	[1]	10.00	[1]
Weighted average exercise price, exercised | $ / shares	[1]	10.00	32.19		10.00
Weighted average exercise price, forfeited and lapsed | $ / shares	[1]	51.66	10.00		10.00
Weighted average exercise price, outstanding at end of period | $ / shares	[1]	32.17	35.00		35.00
Weighted average exercise price, exercisable at ending of period | $ / shares	[1]	$ 68.13	$ 65.14		$ 63.75
IPO Plan - June 2006
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares, outstanding at beginning of period | shares					62,438
Number of shares, granted | shares
Number of shares, exercised | shares					(62,438)
Number of shares, forfeited and lapsed | shares
Number of shares, outstanding at ending of period | shares
Number of shares, exercisable at ending of period | shares
Weighted average exercise price, outstanding at beginning of period | $ / shares	[2]				$ 5.28
Weighted average exercise price, granted | $ / shares
Weighted average exercise price, exercised | $ / shares					5.28	[2]
Weighted average exercise price, forfeited and lapsed | $ / shares
Weighted average exercise price, outstanding at end of period | $ / shares
Weighted average exercise price, exercisable at ending of period | $ / shares						[2]
JSOP Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares, outstanding at beginning of period | shares		1,146,965	1,146,955		1,239,497
Number of shares, granted | shares
Number of shares, exercised | shares					(92,542)
Number of shares, forfeited and lapsed | shares		(762,093)
Number of shares, outstanding at ending of period | shares		384,862	1,146,965		1,146,955
Number of shares, exercisable at ending of period | shares		384,862	728,736		728,736
Weighted average exercise price, outstanding at beginning of period | $ / shares		$ 16.19	$ 16.19		$ 14.98
Weighted average exercise price, granted | $ / shares		11.00
Weighted average exercise price, exercised | $ / shares					11.00
Weighted average exercise price, forfeited and lapsed | $ / shares		18.86
Weighted average exercise price, outstanding at end of period | $ / shares		11.00	16.19		16.19
Weighted average exercise price, exercisable at ending of period | $ / shares		$ 11.00	$ 11.00		$ 11.00
Option Award Scheme 2012
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares, outstanding at beginning of period | shares		674,045	674,045		674,045
Number of shares, granted | shares
Number of shares, exercised | shares
Number of shares, forfeited and lapsed | shares		(674,045)
Number of shares, outstanding at ending of period | shares			674,045		674,045
Number of shares, exercisable at ending of period | shares			674,045		449,363
Weighted average exercise price, outstanding at beginning of period | $ / shares		$ 11.00	$ 11.00		$ 11.00
Weighted average exercise price, granted | $ / shares
Weighted average exercise price, exercised | $ / shares
Weighted average exercise price, forfeited and lapsed | $ / shares		11.00
Weighted average exercise price, outstanding at end of period | $ / shares			11.00		11.00
Weighted average exercise price, exercisable at ending of period | $ / shares			$ 11.00		$ 11.00
2014 Share Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares, outstanding at beginning of period | shares		399,999	723,749		773,749
Number of shares, granted | shares
Number of shares, exercised | shares
Number of shares, forfeited and lapsed | shares			(323,750)		(50,000)
Number of shares, outstanding at ending of period | shares		399,999	399,999		723,749
Number of shares, exercisable at ending of period | shares		399,999	289,583		288,333
Weighted average exercise price, outstanding at beginning of period | $ / shares		$ 17.79	$ 18.06		$ 17.86
Weighted average exercise price, granted | $ / shares
Weighted average exercise price, exercised | $ / shares
Weighted average exercise price, forfeited and lapsed | $ / shares			18.39		14.97
Weighted average exercise price, outstanding at end of period | $ / shares		17.79	17.79		18.06
Weighted average exercise price, exercisable at ending of period | $ / shares		$ 17.79	$ 17.67		$ 17.80
2015 Share Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares, outstanding at beginning of period | shares		211,250	233,750		282,500
Number of shares, granted | shares		1,305,399
Number of shares, exercised | shares		(10,416)	(10,208)		(8,750)
Number of shares, forfeited and lapsed | shares		(215,834)	(12,292)		(40,000)
Number of shares, outstanding at ending of period | shares		1,290,399	211,250		233,750
Number of shares, exercisable at ending of period | shares		981,545	181,354		127,604
Weighted average exercise price, outstanding at beginning of period | $ / shares		$ 16.21	$ 16.23		$ 16.68
Weighted average exercise price, granted | $ / shares		14.86
Weighted average exercise price, exercised | $ / shares		7.92	8.71		8.84
Weighted average exercise price, forfeited and lapsed | $ / shares		18.23	14.64		18.68
Weighted average exercise price, outstanding at end of period | $ / shares		14.68	16.21		16.23
Weighted average exercise price, exercisable at ending of period | $ / shares		$ 14.66	$ 17.36		$ 17.46
Other Share Option Plans
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares, outstanding at beginning of period | shares		500,000	500,000		1,000,000
Number of shares, granted | shares
Number of shares, exercised | shares
Number of shares, forfeited and lapsed | shares					(500,000)
Number of shares, outstanding at ending of period | shares		500,000	500,000		500,000
Number of shares, exercisable at ending of period | shares		400,000	300,000		200,000
Weighted average exercise price, outstanding at beginning of period | $ / shares		$ 18.88	$ 18.88		$ 18.44
Weighted average exercise price, granted | $ / shares		16.00
Weighted average exercise price, exercised | $ / shares
Weighted average exercise price, forfeited and lapsed | $ / shares					18.00
Weighted average exercise price, outstanding at end of period | $ / shares		16.00	18.88		18.88
Weighted average exercise price, exercisable at ending of period | $ / shares		$ 16.00	$ 18.88		$ 18.88
Restricted Stock Unit
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares, outstanding at beginning of period | shares		837,590	182,725		72,480
Number of shares, granted | shares		211,567	1,044,290		216,735
Number of shares, exercised | shares		(450,541)	(366,491)		(95,990)
Number of shares, forfeited and lapsed | shares		(93,225)	(22,934)		(10,500)
Number of shares, outstanding at ending of period | shares		505,391	837,590		182,725
Number of shares, exercisable at ending of period | shares		32,013	119,150		12,445
Weighted average exercise price, outstanding at beginning of period | $ / shares
Weighted average exercise price, granted | $ / shares
Weighted average exercise price, exercised | $ / shares
Weighted average exercise price, forfeited and lapsed | $ / shares
Weighted average exercise price, outstanding at end of period | $ / shares
Weighted average exercise price, exercisable at ending of period | $ / shares
Management Scheme
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares, outstanding at beginning of period | shares		1,513,333	1,130,000		910,000
Number of shares, granted | shares		1,400,000	700,000		670,000
Number of shares, exercised | shares		(320,000)	(316,667)		(450,000)
Number of shares, forfeited and lapsed | shares
Number of shares, outstanding at ending of period | shares		2,593,333	1,513,333		1,130,000
Number of shares, exercisable at ending of period | shares		516,667	173,333		180,000
Weighted average exercise price, outstanding at beginning of period | $ / shares
Weighted average exercise price, granted | $ / shares
Weighted average exercise price, exercised | $ / shares
Weighted average exercise price, forfeited and lapsed | $ / shares
Weighted average exercise price, outstanding at end of period | $ / shares
Weighted average exercise price, exercisable at ending of period | $ / shares

[1]	INR - Indian Rupees
[2]	GBP - Great British Pound Sterling